Fair values of financial assets and liabilities - Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Financial assets
Loans and advances to banks	£ 7,500	£ 7,900
Loans and advances to customers	471,598	459,857	£ 452,408
Reverse repurchase agreements	45,964	49,476
Debt securities	13,175	14,544
Financial liabilities
Deposits from banks	7,695	6,158
Customer deposits	493,932	482,745	£ 474,693
Repurchase agreements at amortised cost	38,248	37,760
Debt securities in issue at amortised cost	68,301	70,834
Subordinated liabilities	10,661	10,089
Gross carrying amount
Financial assets
Loans and advances to banks	7,500	7,900
Loans and advances to customers	471,598	459,857
Reverse repurchase agreements	45,964	49,476
Debt securities	13,175	14,544
Financial liabilities
Deposits from banks	7,695	6,158
Customer deposits	493,932	482,745
Repurchase agreements at amortised cost	38,248	37,760
Debt securities in issue at amortised cost	68,301	70,834
Subordinated liabilities	10,661	10,089
Fair value
Financial assets
Loans and advances to banks	7,500	7,892
Loans and advances to customers	467,320	455,846
Reverse repurchase agreements	45,964	49,476
Debt securities	13,180	14,380
Financial liabilities
Deposits from banks	7,695	6,158
Customer deposits	494,798	483,568
Repurchase agreements at amortised cost	38,248	37,760
Debt securities in issue at amortised cost	68,673	70,894
Subordinated liabilities	£ 12,149	£ 10,419